Shareholder Report, Holdings (Details) - Capital Group Core Bond Completion Fund - CBCFX	Jun. 30, 2025
U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.69%
Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.06%
Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[1]

[1]	Includes derivatives.